Description of the Plan - Vesting (Details) - SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
2
Description of the Plan
Vesting percentage	20.00%
3
Description of the Plan
Vesting percentage	40.00%
4
Description of the Plan
Vesting percentage	60.00%
5
Description of the Plan
Vesting percentage	80.00%
6 or more
Description of the Plan
Vesting percentage	100.00%